Income Taxes - Components of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 1,031	$ 828
State	180	23
Total current	1,211	851
Deferred:
Federal	1	(25)
State	5	18
Total deferred	6	(7)
Total income taxes	$ 1,217	$ 844